Taxation - Schedule of Component of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Impairment of long-lived assets	¥ 8,658	$ 1,238	¥ 7,611
Allowance for credit losses	2,743	392	2,558
Net operation loss	11,284	1,614	728
Others	499	71	226
Total deferred tax assets	23,184	3,315	11,123
Valuation allowance on deferred tax assets	(23,184)	(3,315)
Net off against deferred tax liabilities			(132)
Total net deferred tax assets			10,991
Deferred tax liabilities
Fair value change gain	104	15	132
Total deferred tax liabilities	104	15	132
Net off against deferred tax assets			(132)
Net deferred tax liabilities	¥ 104	$ 15